Share Capital - Summary of Share Capital (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [Line Items]
Ordinary Shares	₩ 1,564,499		₩ 1,564,499
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Number of issued shares | shares	261,111,808		261,111,808
Par value per share | $ / shares		$ 5,000		$ 5,000
Ordinary Shares	₩ 1,564,499		₩ 1,564,499